Inventory (Details) - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020	Sep. 01, 2019
Stockpiled ore	$ 712	$ 606	$ 389
Work in progress	350	106
Supplies	117	14	4
Total Inventory	$ 1,179	$ 726	$ 393